Document And Entity Information	Aug. 18, 2026
Document Information [Line Items]
Entity, Registrant Name	Firsthand Technology Value Fund, Inc.
Document, Type	8-K
Document, Period End Date	Aug. 18, 2026
Entity, Incorporation, State or Country Code	MD
Entity, File Number	814-00830
Entity, Tax Identification Number	27-3008946
Entity, Address, Address Line One	3031 Tisch Way, #110 Plaza West
Entity, Address, City or Town	San Jose
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95128
City Area Code	800
Local Phone Number	976-8776
Title of 12(b) Security	Common
Trading Symbol	SVVC
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001495584